Exceptional items (Tables)	6 Months Ended
Dec. 31, 2022
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2022	Six months ended 31 December 2021
	£ million	£ million
Exceptional operating items
Supply chain agility programme (a)	(47)	—
Winding down Russian operations (b)	14	—
	(33)	—
Non-operating items
Sale of businesses and brands
Archers brand (c)	20	—
USL Popular brands (d)	4	—
United National Breweries (e)	2	2
Guinness Cameroon S.A. (f)	(2)	—
Meta Abo Brewery (g)	—	(33)
Step acquisition - Mr Black (h)	(8)	—
	16	(31)

Exceptional items before taxation	(17)	(31)

Items included in taxation (note 5)
Tax on exceptional operating items	12	—
Tax on exceptional non-operating items	1	—
Exceptional taxation	57	—
	70	—

Total exceptional items	53	(31)

Attributable to:
Equity shareholders of the parent company	52	(31)
Non-controlling interests	1	—
Total exceptional items	53	(31)